Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary share, shares issued (in Shares)	44,766,003	37,749,381
Ordinary share, shares outstanding (in Shares)	44,766,003	37,749,381